Schedule of components of trade receivables aging (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 985,951	$ 1,032,522	$ 815,128
Less than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	32,438	44,543	22,473
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	93,230	15,214	1,895
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 125,668	59,757	26,485
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables			$ 2,117